Cash and short-term deposits (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Cash and cash equivalents	€ 19,099	€ 35,951	€ 17,818	€ 48,156
Secured bank loan
Borrowings
Short term deposits pledged as security	425	443
Existing Overdraft facility
Borrowings
Short term deposits pledged as security	0	2,500
Maximum borrowing capacity	500
Second Overdraft facility
Borrowings
Short term deposits pledged as security	€ 500	€ 1,000